Detail of Certain Balance Sheet Accounts	12 Months Ended
Jan. 29, 2011
Detail of Certain Balance Sheet Accounts

3. Detail of Certain Balance Sheet Accounts

	January 29, 2011	January 30, 2010
	(in thousands)
Accounts and other receivables:
Credit card receivables	$825	$497
Tenant allowances	2,574	—
Income tax receivable	655	—

	$4,054	$497

Property and equipment, net:
Equipment	$1,798	$1,374
Furniture and fixtures	4,475	2,593
Signage and leasehold improvements	14,829	5,604
Construction in progress	5,799	1,314
Software	191	—

	27,092	10,885
Less accumulated depreciation	(5,792)	(3,390)

	$21,300	$7,495

Accrued liabilities:
Gift cards and store credits outstanding	$2,110	$1,152
Accrued payroll, benefits and bonuses	2,573	1,074
Accrued interest	1,308	—
Accrued sales tax	419	309
Income tax payable	—	780

	$6,410	$3,315

Deferred and accrued rents:
Deferred rent	$5,880	$1,646
Accrued rent	2,343	578

	$8,223	$2,224